Subsidiary undertakings (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2024	Jul. 22, 2024
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
GeoPark Argentina S.A. (Argentina) [Member]
Disclosure of subsidiaries [line items]
Subsidiary ownership percentage by parent				81.7
GeoPark Colombia Coperatie U.A. (The Netherlands) [member]
Disclosure of subsidiaries [line items]
Subsidiary ownership percentage by noncontrolling owner				17.40%
GeoPark (UK) Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Subsidiary ownership percentage by noncontrolling owner				0.90%
Los Parlamentos (Argentina) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Working interest percentage transferred	50.00%
Llanos 94 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Espejo and Perico Blocks [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
GeoPark Ecuador S.A. (Ecuador) [Member] | GeoPark Colombia Coperatie U.A. (The Netherlands) [member]
Disclosure of subsidiaries [line items]
Working Interest Percentage Acquired					99.40%